Note 26 - Segment and Geographic Information - Operations of the Group's Operating Segments (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Net revenues	$ 107,404,766	$ 83,695,885	$ 52,738,077
Cost of revenues	19,738,737	20,352,729	10,570,070
General and administrative	17,993,787	17,592,119	15,210,102
Product development	10,738,730	11,147,873	9,032,327
Sales and marketing (including share-based compensation of $10,436 , $52,099 and $(121,723) for 2013, 2014 and 2015, respectively)	46,474,107	43,761,473	30,588,236
Loss from impairment of intangible assets	250,360	1,802,125	0	$ 250,360
Operating expenses	75,456,984	82,453,115	54,830,665
Operating expenses	75,456,984	82,453,115	54,830,665
Government subsidies	251,828	659,417	11,187
Income (loss) from operations	12,460,873	(18,450,542)	(12,651,471)
Assets	144,065,157	113,903,358	133,492,735	144,065,157
Loss from impairment of goodwill	0	8,149,525	0
Assets	144,065,157	113,903,358	133,492,735	144,065,157
Precious Metal Trading Services [Member]
Net revenues	79,702,654	60,091,117	30,124,245
Cost of revenues	4,975,361	10,526,980
Operating expenses	40,594,026	38,618,029	21,438,904
Operating expenses	40,594,026	38,618,029	21,438,904
Income (loss) from operations	34,385,095	11,601,545	6,072,054
Assets	58,185,314	35,447,572	27,791,654	58,185,314
Assets	58,185,314	35,447,572	27,791,654	58,185,314
Subscription Services And Other Related Services [Member]
Net revenues	24,553,049	18,994,252	19,209,065
Cost of revenues	13,581,838	8,094,098
Operating expenses	31,429,122	40,710,886	29,508,969
Operating expenses	31,429,122	40,710,886	29,508,969
Income (loss) from operations	(20,457,911)	(29,806,752)	(17,307,096)
Assets	57,628,735	44,425,970	73,807,848	57,628,735
Assets	57,628,735	44,425,970	73,807,848	57,628,735
Brokerage Services in Hong Kong [Member]
Net revenues	3,149,063	4,610,516	3,404,767
Cost of revenues	1,181,538	1,731,651
Operating expenses	3,433,836	3,124,200	3,882,792
Operating expenses	3,433,836	3,124,200	3,882,792
Income (loss) from operations	(1,466,311)	(245,335)	(1,416,429)
Assets	28,251,108	34,029,815	31,893,233	28,251,108
Assets	28,251,108	34,029,815	31,893,233	28,251,108
Operating Segments [Member]
Net revenues	144,106,738	110,804,203	55,185,494
Cost of revenues	20,478,238	20,350,226	10,570,070
General and administrative	18,154,069	30,521,464	15,210,102
Product development	10,738,449	16,027,807	9,032,327
Sales and marketing (including share-based compensation of $10,436 , $52,099 and $(121,723) for 2013, 2014 and 2015, respectively)	82,380,153	65,802,874	33,035,653
Loss from impairment of intangible assets	250,360	1,802,125
Operating expenses	111,523,031	122,303,795	57,278,082
Operating expenses	111,523,031	122,303,795	57,278,082
Government subsidies	251,828	659,417	11,187
Assets	336,003,975	286,919,110	140,529,098	336,003,975
Loss from impairment of goodwill		8,149,525
Assets	336,003,975	286,919,110	140,529,098	336,003,975
Operating Segments [Member] | Precious Metal Trading Services [Member]
Net revenues	113,720,922	80,943,201	30,124,245
Cost of revenues	4,975,361	10,526,980	2,613,287
General and administrative	4,026,984	8,320,540	1,087,048
Product development	2,549,731	2,460,048	784,083
Sales and marketing (including share-based compensation of $10,436 , $52,099 and $(121,723) for 2013, 2014 and 2015, respectively)	69,674,657	52,371,135	22,015,190
Loss from impairment of intangible assets	250,360
Operating expenses	76,501,732	63,151,723	23,886,321
Operating expenses	76,501,732	63,151,723	23,886,321
Government subsidies	251,828	655,437
Assets	109,286,634	62,272,231	27,791,654	109,286,634
Loss from impairment of goodwill
Assets	109,286,634	62,272,231	27,791,654	109,286,634
Operating Segments [Member] | Subscription Services And Other Related Services [Member]
Net revenues	27,236,753	25,250,486	21,656,482
Cost of revenues	14,321,339	8,091,595	7,018,379
General and administrative	11,148,924	19,544,999	10,831,336
Product development	8,188,718	13,567,759	8,248,244
Sales and marketing (including share-based compensation of $10,436 , $52,099 and $(121,723) for 2013, 2014 and 2015, respectively)	12,139,100	12,845,724	10,429,389
Loss from impairment of intangible assets		1,802,125
Operating expenses	31,476,742	55,910,132	29,508,969
Operating expenses	31,476,742	55,910,132	29,508,969
Government subsidies		3,980	11,187
Assets	179,706,230	171,870,606	80,844,211	179,706,230
Loss from impairment of goodwill		8,149,525
Assets	179,706,230	171,870,606	80,844,211	179,706,230
Operating Segments [Member] | Brokerage Services in Hong Kong [Member]
Net revenues	3,149,063	4,610,516	3,404,767
Cost of revenues	1,181,538	1,731,651	938,404
General and administrative	2,978,161	2,655,925	3,291,718
Product development
Sales and marketing (including share-based compensation of $10,436 , $52,099 and $(121,723) for 2013, 2014 and 2015, respectively)	566,396	586,015	591,074
Loss from impairment of intangible assets
Operating expenses	3,544,557	3,241,940	3,882,792
Operating expenses	3,544,557	3,241,940	3,882,792
Government subsidies
Assets	47,011,111	52,776,273	31,893,233	47,011,111
Loss from impairment of goodwill
Assets	47,011,111	52,776,273	31,893,233	47,011,111
Intersegment Eliminations [Member]
Net revenues	(36,701,972)	(27,108,318)	(2,447,417)
Cost of revenues	(739,501)	2,503
Operating expenses	(36,066,047)	(39,850,680)	(2,447,417)
Operating expenses	(36,066,047)	(39,850,680)	(2,447,417)
Assets	(191,938,818)	(173,015,752)	(7,036,363)	(191,938,818)
Assets	(191,938,818)	(173,015,752)	(7,036,363)	(191,938,818)
Intersegment Eliminations [Member] | Precious Metal Trading Services [Member]
Net revenues	(34,018,268)	(20,852,084)
Cost of revenues
Operating expenses	(35,907,706)	(24,533,694)	(2,447,417)
Operating expenses	(35,907,706)	(24,533,694)	(2,447,417)
Assets	(51,101,320)	(26,824,659)		(51,101,320)
Assets	(51,101,320)	(26,824,659)		(51,101,320)
Intersegment Eliminations [Member] | Subscription Services And Other Related Services [Member]
Net revenues	(2,683,704)	(6,256,234)	(2,447,417)
Cost of revenues	(739,501)	2,503
Operating expenses	(47,620)	(15,199,246)
Operating expenses	(47,620)	(15,199,246)
Assets	(122,077,495)	(127,444,636)	(7,036,363)	(122,077,495)
Assets	(122,077,495)	(127,444,636)	(7,036,363)	(122,077,495)
Intersegment Eliminations [Member] | Brokerage Services in Hong Kong [Member]
Net revenues
Cost of revenues
Operating expenses	(110,721)	(117,740)
Operating expenses	(110,721)	(117,740)
Assets	(18,760,003)	(18,746,458)		(18,760,003)
Assets	$ (18,760,003)	$ (18,746,458)		$ (18,760,003)